Vanguard® New Jersey Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.7%)
New Jersey (90.3%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/2026	200	200
[1]	Atlantic City Board of Education GO	4.000%	4/1/2027	210	214
[1]	Atlantic City Board of Education GO	4.000%	4/1/2028	230	237
[1]	Atlantic City Board of Education GO	4.000%	4/1/2029	215	224
[1]	Atlantic City Board of Education GO	4.000%	4/1/2030	170	178
[1]	Atlantic City Board of Education GO	4.000%	4/1/2031	175	183
[1]	Atlantic City Board of Education GO	4.000%	4/1/2032	175	182
[1]	Atlantic City Board of Education GO	4.000%	4/1/2033	180	186
[1]	Atlantic City Board of Education GO	4.000%	4/1/2034	150	155
[2]	Atlantic City NJ GO	5.000%	3/1/2032	750	768
[2]	Atlantic City NJ GO	5.000%	3/1/2037	4,420	4,506
[1]	Atlantic City NJ GO	5.000%	3/1/2037	1,010	1,030
[2]	Atlantic City NJ GO	5.000%	3/1/2042	710	719
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/2028	250	265
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/2029	200	217
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/2035	350	388
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2036	275	289
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2037	710	740
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2038	350	363
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2039	300	309
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2047	810	767
	Atlantic County NJ GO	2.000%	6/1/2035	1,160	1,042
	Atlantic County NJ GO	2.000%	6/1/2038	785	658
	Atlantic County NJ GO	2.000%	6/1/2039	1,310	1,073
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.000%	5/21/2026	185	186
	Bergen County NJ GO	3.000%	7/15/2035	2,460	2,468
	Bergenfield Borough NJ GO	3.000%	8/1/2040	1,645	1,564
	Bergenfield Borough NJ GO	3.000%	8/1/2041	1,645	1,536
	Bergenfield Borough NJ GO	3.000%	8/1/2042	1,645	1,509
	Bloomingdale NJ Borough BAN GO	4.000%	2/10/2027	6,427	6,524
	Borough of New Providence NJ GO	3.000%	7/15/2037	1,500	1,480
	Bridgewater-Raritan Regional School District GO	3.000%	7/15/2043	6,655	5,947
	Burlington County NJ GO	3.000%	5/1/2033	1,745	1,758
	Burlington County NJ GO	3.000%	5/1/2034	1,790	1,800
	Burlington Township Board of Education GO	2.250%	2/15/2043	2,565	2,020
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Prep High School Project)	4.000%	7/15/2027	100	101
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Prep High School Project)	5.000%	7/15/2032	970	1,035
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Prep High School Project)	5.000%	7/15/2042	585	597
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Prep High School Project)	5.000%	7/15/2052	1,865	1,829
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Prep High School Project)	5.000%	7/15/2062	10,120	9,719
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2042	25	27
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2047	500	524
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2052	2,325	2,415
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2062	7,655	7,916
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/2032	515	527
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/2034	500	511
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/2026	450	450
	Camden County NJ GO	3.000%	3/1/2033	550	554
	Cape May County NJ GO	3.000%	9/1/2028	700	700
	Cape May NJ GO	3.000%	10/1/2031	1,000	1,001
	Cape May NJ GO	2.375%	10/1/2032	3,815	3,698
[1]	Carlstadt Borough NJ GO	2.000%	6/15/2032	1,700	1,593
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2036	500	573
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2036	550	631

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2037	1,020	1,159
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2037	775	881
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2038	2,500	2,819
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2039	1,600	1,791
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2039	660	739
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2040	1,600	1,774
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2040	910	1,009
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2041	2,600	2,853
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2041	1,920	2,107
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2042	1,950	2,116
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2042	2,420	2,626
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2043	1,725	1,852
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	4.000%	11/1/2044	3,250	3,185
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2044	2,000	2,128
[1]	Clifton Board of Education GO	2.000%	8/15/2040	3,875	3,052
[1]	Clifton Board of Education GO	2.125%	8/15/2042	1,850	1,391
[1]	Clifton Board of Education GO	2.125%	8/15/2043	1,155	841
[1]	Clifton Board of Education GO	2.250%	8/15/2045	7,940	5,539
[2]	Deptford Township Board of Education GO	2.500%	7/15/2037	1,090	973
	East Brunswick Township Board of Education GO	4.000%	5/15/2033	350	371
	East Brunswick Township Board of Education GO	3.000%	5/15/2037	620	609
	East Brunswick Township Board of Education GO	3.000%	5/15/2038	500	489
	East Brunswick Township Board of Education GO	3.000%	5/15/2039	730	712
	East Brunswick Township Board of Education GO	3.000%	5/15/2040	755	708
	East Hanover Township NJ BAN GO	4.000%	6/16/2026	1,030	1,035
[1]	East Orange NJ (East Orange Board of Education Project) GO	3.000%	10/15/2034	400	402
[1]	East Orange NJ (East Orange Board of Education Project) GO	3.000%	10/15/2035	400	399
[2]	East Rutherford Board of Education GO	2.250%	7/15/2041	668	520
	Edgewater Borough NJ GO	1.000%	2/15/2034	1,105	942
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2030	165	171
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2038	545	550
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/2040	375	392
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2046	815	749
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2051	3,300	2,891
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/2054	500	496
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2056	11,030	9,448
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/2060	1,000	813
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/2064	775	755
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2040	1,575	1,531
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2060	3,850	3,132
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	5.000%	8/1/2035	250	276
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2037	300	310
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2038	615	632
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2040	665	676
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2056	3,800	3,514
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2060	1,000	920
	Essex County NJ GO	2.000%	9/1/2033	1,905	1,758
	Essex County NJ GO	3.000%	8/15/2034	1,495	1,510
	Essex County NJ GO	3.000%	8/15/2035	3,000	3,014
	Essex County NJ GO	3.000%	8/15/2036	4,880	4,882
	Essex County NJ GO	2.000%	9/1/2036	1,250	1,082
	Essex County NJ GO	2.000%	9/1/2037	2,035	1,721
	Essex County NJ GO	2.000%	9/1/2047	3,900	2,446
	Ewing Township Board of Education GO	4.000%	7/15/2034	3,040	3,123
	Ewing Township Board of Education GO	4.000%	7/15/2035	3,045	3,117
	Flemington Raritan Regional Board of Education GO	3.000%	9/1/2039	1,950	1,894
	Fort Lee Borough NJ GO	2.000%	11/1/2033	2,715	2,487
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/2046	5,500	5,614
[4]	Freddie Mac Pool	3.350%	6/1/2038	4,154	3,976
	Freehold Township Board of Education GO	4.125%	8/15/2043	5,000	5,171
	Freehold Township Board of Education GO	4.250%	8/15/2045	8,000	8,183
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/2028	3,200	3,389
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2028	6,535	6,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/2038	850	850
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	5.000%	7/1/2033	275	303
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	5.000%	7/1/2034	350	385
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	4.000%	7/1/2038	1,750	1,815
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	4.000%	7/1/2051	2,500	2,397
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2036	725	812
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2038	1,150	1,277
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2039	650	718
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2040	1,250	1,375
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2041	1,150	1,256
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2042	700	760
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2043	1,000	1,079
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2043	2,535	2,814
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2044	1,000	1,070
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2044	1,600	1,754
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2049	4,000	4,174
[1]	Haddon Township NJ GO	2.000%	3/1/2032	970	913
	Hillsborough Township NJ BAN GO	3.750%	2/12/2027	6,250	6,322
[5]	Hoboken NJ BAN GO	4.000%	3/8/2027	15,000	15,272
	Hoboken NJ GO	3.000%	2/15/2052	610	455
	Howell Township NJ GO	2.000%	10/1/2036	1,980	1,682
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	5.000%	10/1/2026	1,500	1,524
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	5.000%	10/1/2027	1,000	1,043
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/2033	635	675
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2034	2,000	2,014
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2035	2,000	2,002
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2036	2,000	1,977
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2037	2,000	1,953
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2038	2,000	1,914
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2039	3,980	3,756
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/2051	11,500	10,893
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/2037	2,120	2,180
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/2042	1,300	1,301
	Hudson County NJ GO	3.000%	11/15/2033	2,450	2,462
	Hudson County NJ GO	2.000%	11/15/2034	1,775	1,593
	Hudson County NJ GO	2.000%	11/15/2035	1,000	880
	Hudson County NJ GO	2.125%	11/15/2036	1,920	1,674
	Hudson County NJ GO	2.125%	11/15/2037	1,000	852
	Hudson County NJ GO	2.250%	11/15/2038	1,520	1,285
	Hudson County NJ GO	2.375%	11/15/2039	1,000	837
	Hudson County NJ GO	2.375%	11/15/2040	1,000	816
	Hudson County NJ GO	3.000%	11/15/2041	1,700	1,538
[1]	Jersey City Board of Education GO	5.000%	8/15/2038	350	398
[1]	Jersey City Board of Education GO	5.000%	8/15/2039	450	510
[1]	Jersey City Board of Education GO	4.000%	8/15/2040	650	682
[1]	Jersey City Board of Education GO	4.000%	8/15/2041	500	519
[1]	Jersey City Board of Education GO	4.125%	8/15/2042	875	905
[1]	Jersey City Board of Education GO	4.125%	8/15/2043	625	639
[1]	Jersey City Board of Education GO	4.125%	8/15/2044	1,150	1,161
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2041	800	964
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2042	400	477
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2044	1,250	1,456
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2045	460	530
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2048	1,000	1,127
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2051	1,465	1,642
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2055	2,475	2,767
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2041	400	482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2042	1,000	1,192
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2044	365	425
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2045	250	288
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2048	1,200	1,353
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.000%	10/15/2049	2,000	2,101
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.250%	10/15/2054	1,455	1,547
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2055	1,570	1,756
	Jersey City NJ GO	4.000%	10/1/2026	1,180	1,192
	Jersey City NJ GO	5.000%	10/1/2027	3,560	3,710
	Jersey City NJ GO	5.000%	10/1/2028	2,425	2,591
	Jersey City NJ GO	5.000%	11/1/2031	510	532
	Jersey City NJ GO	5.000%	11/1/2033	415	432
[2]	Jersey City NJ GO	4.000%	10/1/2034	1,815	1,923
	Jersey City NJ GO	4.000%	11/1/2034	2,000	2,036
	Jersey City NJ GO	4.000%	11/1/2035	1,170	1,188
[2]	Jersey City NJ GO	4.000%	10/1/2037	2,860	2,973
	Jersey City NJ GO	5.000%	11/1/2037	1,000	1,031
	Jersey City NJ GO	3.000%	2/15/2038	7,635	7,308
[2]	Jersey City NJ GO	4.125%	10/1/2038	2,300	2,389
[2]	Jersey City NJ GO	4.375%	10/1/2042	2,000	2,058
	Jersey NJ BAN GO	4.000%	10/20/2026	1,210	1,223
[1]	Kearny NJ GO	3.000%	2/1/2030	1,680	1,698
[1]	Lakewood Township NJ GO	2.000%	11/1/2032	1,610	1,499
[1]	Lenape Regional High School District GO	4.000%	1/1/2041	3,750	3,872
[1]	Lenape Regional High School District GO	4.000%	1/1/2042	2,000	2,052
[2]	Lindenwold Boro School District GO	3.000%	2/1/2035	1,355	1,360
	Lodi Borough NJ GO	3.000%	2/1/2039	1,090	1,051
	Madison Borough Board of Education GO	1.000%	8/15/2031	2,525	2,296
	Mercer County NJ GO	0.050%	2/15/2032	5,000	4,117
[6]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/2053	26,000	27,305
[3]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue TOB VRDO	2.030%	3/2/2026	9,650	9,650
[5]	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	3/12/2027	5,000	5,087
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/2034	1,800	1,808
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/2036	50	52
	Monmouth County NJ GO	3.000%	7/15/2026	2,815	2,816
	Monmouth County NJ GO	5.000%	7/15/2034	580	632
	Monmouth Regional High School District GO	3.000%	2/1/2032	1,255	1,261
	Monmouth Regional High School District GO	3.000%	2/1/2033	1,015	1,018
	Moorestown Township School District GO	4.000%	8/1/2049	5,000	4,901
	Moorestown Township School District GO	4.000%	8/1/2050	5,000	4,849
	New Brunswick NJ BAN GO	5.000%	4/28/2026	1,800	1,807
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2030	2,000	2,028
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2039	1,025	1,035
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/2026	605	608
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/2026	2,320	2,339
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	1,160	1,161
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	4,000	4,122
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2028	2,220	2,401
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/2030	835	836
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/2030	2,100	2,120
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	2,215	2,223
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	2,820	2,851
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	11,165	11,410
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2034	5,825	5,865
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2036	3,405	3,502
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2037	700	721
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2046	40	38
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2031	100	110
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2035	4,165	4,519
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2037	1,440	1,546
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2039	2,125	2,264
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/2044	9,495	9,398
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/2049	6,875	6,415
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/2026	4,970	5,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	5,060	5,177
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	2,500	2,567
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2028	6,790	7,339
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	11/1/2045	735	754
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.375%	7/1/2047	310	290
	New Jersey Economic Development Authority Charter School Aid Revenue	5.125%	11/1/2055	2,920	2,926
	New Jersey Economic Development Authority Charter School Aid Revenue	5.250%	11/1/2060	2,320	2,335
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	4.000%	6/15/2029	840	841
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2039	825	826
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2049	380	368
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2054	2,185	2,101
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	4.000%	7/1/2029	450	453
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/2038	795	803
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/2050	1,100	1,041
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/2026	535	539
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/2027	560	574
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2037	130	130
	New Jersey Economic Development Authority Charter School Aid Revenue (TEAM Academy Charter School Project)	5.000%	12/1/2048	2,465	2,481
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2030	650	669
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2037	1,470	1,503
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2042	7,630	7,751
[3]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2026	3,270	3,319
[3]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2027	5,000	5,225
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/2041	3,105	3,107
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/2049	5,000	4,902
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/2044	4,905	4,856
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2026	5,515	5,515
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2037	1,065	1,253
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2038	2,440	2,855
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	2,000	2,315
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/2026	2,515	2,517
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2031	345	377
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2035	4,500	4,858
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2037	4,400	4,494
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2038	3,605	3,666
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2039	4,150	4,204
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2026	500	504
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2030	600	629
[2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2037	2,385	2,475
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	6,225	6,387
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	2,900	3,010
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	4,290	4,452
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	1,800	1,868
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2035	2,290	2,439
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/2040	3,065	3,133
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	940	941
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.125%	7/1/2030	255	248
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	2,500	2,521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2035	3,750	3,757
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	6,085	6,085
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2037	1,350	1,355
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2038	1,460	1,455
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2047	1,750	1,692
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2047	6,905	6,279
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2048	8,000	7,950
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye Inc. 2017 Project)	5.000%	6/1/2032	2,345	2,438
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2027	6,000	6,176
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2028	6,000	6,379
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	935	964
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	3,000	3,018
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	295	307
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	250	244
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	490	505
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	565	570
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	4,000	4,024
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	10,265	10,341
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	6,250	6,286
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	2,150	2,167
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2032	285	286
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	1,000	1,036
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	2,845	2,928
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	3,000	3,107
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	2,305	2,322
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	2,890	2,907
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	420	459
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2033	390	391
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	2,500	2,579
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	2,340	2,405
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	430	430
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	95	96
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	2,475	2,489
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	680	741
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	1,825	1,887
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	1,485	1,610
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	2,500	2,576
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	2,340	2,402
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	850	851
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	1,475	1,483
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2035	81	81
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	1,130	1,221
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	1,485	1,522
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	2,100	2,111
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	25	22
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2036	1,175	1,043
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2036	1,800	1,803
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2036	775	784
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	4,975	5,130
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	3,285	3,532
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	25	22
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2037	2,350	2,034
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2037	1,100	1,177
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2037	1,340	1,341
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2037	930	951
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2038	1,980	2,104
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2038	750	833
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2039	2,000	1,648
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2039	600	620
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2039	1,050	1,112
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2040	2,000	1,608
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2040	1,000	1,029
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2040	2,670	2,588
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2040	1,230	1,232
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2041	3,025	2,363
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2041	215	180
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2041	850	873
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2041	2,030	2,284
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	515	368
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	750	765

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2042	2,080	2,106
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2043	4,000	4,485
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2043	2,160	2,367
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2044	1,400	1,517
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	12,640	12,944
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	440	403
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2047	6,105	5,382
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2047	850	834
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2047	4,970	3,805
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/2049	1,400	1,162
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	8,045	5,858
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2050	9,450	8,333
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2050	2,850	2,740
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2052	1,125	1,061
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/2053	11,000	10,793
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/2054	8,905	9,705
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2028	275	290
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2029	400	430
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2030	280	307
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2031	275	307
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2032	250	279
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2033	275	306
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2034	350	349
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2035	225	222
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/2036	375	393
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2037	820	783
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/2038	300	310
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2039	770	712
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2040	275	251
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	5,000	5,970
[3]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	1.850%	3/2/2026	8,000	8,000
[3]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	1.850%	3/2/2026	7,200	7,200
[3]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	1.910%	3/5/2026	5,625	5,625
	New Jersey Educational Facilities Authority College & University Revenue VRDO	1.850%	3/4/2026	2,300	2,300
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/2026	10	10
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2039	2,810	3,144
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2040	2,000	2,224
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	3,750	4,148
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	1,140	1,250
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	2,515	2,734
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/2048	2,120	2,165
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/2053	2,230	2,356
	New Jersey GO	2.000%	6/1/2032	3,400	3,208
	New Jersey GO	2.000%	6/1/2033	1,500	1,392
	New Jersey GO	2.000%	6/1/2034	2,500	2,285
	New Jersey GO	2.250%	6/1/2034	2,785	2,626
	New Jersey GO	2.000%	6/1/2035	1,500	1,348
	New Jersey GO	2.000%	6/1/2036	1,500	1,320
	New Jersey GO	2.000%	6/1/2037	1,500	1,293
	New Jersey GO	5.000%	6/1/2041	5,000	5,144
	New Jersey GO	5.000%	6/1/2042	4,500	4,619
	New Jersey GO, Prere.	5.000%	6/1/2027	4,000	4,142
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/2028	1,225	1,294
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/2034	1,705	1,787
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/2035	630	659
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/2038	1,105	1,147
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	115	116
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	35	35
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,100	2,137
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,860	2,874
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/2029	465	468
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,940	2,954
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,950	1,985
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,200	2,210
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,700	2,928
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,850	1,883

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2031	500	502
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,310	2,320
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	300	307
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,055	2,072
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2032	1,695	1,692
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,455	2,646
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/2033	3,620	3,436
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,220	1,229
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	5,430	5,473
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	3,305	3,553
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,340	2,359
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,500	1,662
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,725	2,745
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,040	2,185
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,190	2,208
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,500	1,655
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,000	1,029
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	750	777
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	6,910	7,125
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,500	2,565
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,500	1,643
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/2036	2,000	1,718
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	3,750	3,841
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,000	1,036
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,365	2,423
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,500	1,632
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	4,670	4,759
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	6,755	6,948
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,600	3,682
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,645	1,778
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,130	1,079
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	4,360	4,423
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,380	1,414
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	1,030	971
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	3,955	3,997
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	7,000	7,138
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	13,000	13,339
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	8,185	8,235
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2040	3,240	3,018
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	4,075	4,141
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	8,000	8,021
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	2,625	2,412
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	12,500	12,524
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,000	1,014
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	1,000	1,123
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	7,500	8,336
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	5,625	5,658
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	2,000	2,236
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	11,790	11,223
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	2,000	2,218
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	9,135	9,081
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/2046	2,500	1,650
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2046	6,480	5,228
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	9,855	9,140
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	5,395	4,850
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	18,165	15,849
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2049	10,420	8,233
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/2051	3,235	2,069
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2051	8,175	6,266
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2051	13,130	9,822
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2051	21,200	20,295
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2052	3,280	2,810
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/2054	15,875	14,610
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	7/1/2054	3,185	3,014
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	9,600	10,217
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	9,000	9,574
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.850%	3/2/2026	21,000	21,000
[8]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.300%	3/2/2026	800	800
[8]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.500%	3/2/2026	10,445	10,445
[8]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.880%	3/5/2026	16,010	16,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.880%	3/5/2026	3,280	3,280
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/2026	65	66
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	1,165	1,175
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	800	807
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	1,000	1,009
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	2,875	2,900
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	2,745	2,769
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.600%	5/1/2026	5,750	5,757
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,995	2,016
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,000	1,008
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	640	655
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.875%	4/1/2031	2,230	2,082
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2034	6,355	6,400
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/2035	8,965	9,010
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	11/1/2036	1,150	1,001
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2037	2,965	3,097
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/2038	3,365	3,381
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/2039	4,830	4,849
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	5/1/2040	5,530	5,672
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/2040	2,030	1,653
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2040	3,000	3,170
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/2040	2,150	1,770
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/2041	6,965	7,435
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	1,000	799
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2042	10,860	11,183
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/2043	1,100	1,098
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	10/1/2044	4,710	4,793
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/2045	3,240	2,437
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.050%	10/1/2045	11,000	11,390
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2045	1,000	724
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/2045	1,000	938
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/2046	3,825	2,732
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	10/1/2046	4,815	4,852
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2046	1,000	733
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/2047	675	645
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/2048	825	770
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/2049	2,200	2,003
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2049	865	685
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2050	8,230	8,374
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/2050	1,000	666
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.900%	11/1/2050	3,000	3,039
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.150%	11/1/2050	3,000	3,115
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	11,100	11,177
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/2051	1,000	685
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/2052	4,895	3,314
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	2,090	2,072
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	13,335	13,935
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/2053	650	598
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/2055	3,355	3,343
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/2055	7,165	7,168
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2055	6,025	6,601
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.950%	11/1/2055	1,500	1,519
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.200%	11/1/2055	5,000	5,172
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	10,605	12,099
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/2056	1,000	647
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2056	1,000	662
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	5/1/2060	1,825	1,799
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	5/1/2060	3,940	3,924
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	11/1/2060	3,720	3,733
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.250%	11/1/2060	2,000	2,079
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.250%	12/20/2065	5,097	5,616
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.050%	9/1/2067	2,725	2,827
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	1,695	1,715
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (701 Newark Avenue Project) PUT	3.150%	12/1/2028	1,720	1,733
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	7/1/2028	1,741	1,756
[3,8]	New Jersey Housing & Mortgage Finance Agency Revenue TOB VRDO	1.980%	3/5/2026	500	500
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2044	800	879
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/2046	1,680	1,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2046	2,000	2,161
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2049	2,065	2,207
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.250%	9/1/2051	2,440	1,491
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2052	2,230	2,341
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue, Prere.	2.125%	9/1/2031	40	40
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue, Prere.	2.250%	9/1/2031	60	60
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2040	2,705	2,084
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2046	6,655	4,241
	New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/2050	5,530	3,434
	New Jersey Infrastructure Bank Water Revenue	4.000%	9/1/2027	200	202
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2031	925	1,004
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2033	330	356
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2040	1,200	1,380
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2041	2,000	2,279
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2042	2,000	2,253
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2043	6,670	7,420
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2044	2,000	2,201
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2045	5,250	5,736
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.250%	7/1/2050	9,500	10,323
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.250%	7/1/2055	8,000	8,625
	New Jersey Rutgers State University College & University Revenue VRDO	1.600%	3/2/2026	31,995	31,995
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	825	832
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	2,995	2,940
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	6,020	5,910
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	5,285	5,324
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	3,070	3,094
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	11,685	12,416
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	565	528
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	4,705	4,393
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	2,955	3,179
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	5,500	5,916
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	6,035	6,080
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	1,270	1,280
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	3,000	3,265
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	1,130	1,230
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	5,060	4,621
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	9,305	9,372
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	10,650	10,727
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	5,000	5,568
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	1,335	1,340
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	14,045	14,144
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	2,025	2,105
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	10,105	8,442
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	1,030	855
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	1,000	1,095
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	12,240	13,072
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	1,000	1,091
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	285	222
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	3,250	3,462
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	875	618
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	6,775	4,785
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	8,335	5,606
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	2,700	1,816
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	9,720	6,205
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	1,250	808
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/2038	2,000	2,040
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	1,000	1,067
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2040	415	425
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	26,240	15,147
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2041	5,395	5,497
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	1,000	1,072
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2039	4,760	4,883
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2040	3,160	3,232
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2046	18,820	18,254
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	10,255	10,876
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/2050	19,000	14,500
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	8,150	7,580
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	9,365	9,932
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.000%	12/15/2028	1,245	1,345
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.500%	12/15/2032	1,000	1,208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,8,9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	1.970%	3/5/2026	855	855
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2036	2,000	2,085
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	3,000	3,049
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	2,495	2,375
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	13,125	12,969
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2045	1,965	2,055
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/2046	14,400	12,477
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	16,780	12,806
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	1,250	1,163
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	6,070	5,645
[3]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	2.030%	3/5/2026	9,535	9,535
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/2028	5,525	5,968
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/2030	215	244
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	8,000	9,283
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	8,680	9,062
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	10,055	11,366
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	5,000	5,072
[1]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	4,000	4,102
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	29,250	32,576
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	2,325	2,628
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	1,275	1,433
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	7,500	8,353
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	2,000	2,250
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	4,100	4,558
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	500	545
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	6,675	7,329
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	10,590	11,433
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	6,515	7,071
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	8,185	7,881
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	1,675	1,782
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	2,000	2,133
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2055	7,415	6,981
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2055	4,000	4,150
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	42,125	44,597
[3]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	2.000%	3/2/2026	9,665	9,665
[3]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	2.000%	3/2/2026	29,195	29,195
[3]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	2.000%	3/2/2026	5,250	5,250
[3,8]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	2.030%	3/2/2026	4,000	4,000
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	12,000	7,661
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	4,080	2,474
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	175	113
[5]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	680	712
[5]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	575	615
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	2,495	2,909
[5]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	1,000	1,124
[5]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	500	569
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	2,000	2,045
[5]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	375	429
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	3,890	4,048
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	6,000	6,136
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	3,020	3,107
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	1,000	1,100
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/2043	4,000	4,131
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	16,795	18,518
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	2,320	2,599
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	4,635	5,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	2,525	2,796
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	33,920	36,724
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	2,000	2,192
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2048	5,705	5,548
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/2048	3,555	3,615
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2049	23,920	25,698
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2050	19,660	21,311
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2051	15,000	14,538
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	6,000	6,370
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/2054	16,615	16,199
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2054	11,315	12,062
	New Jersey Turnpike Authority Highway Revenue	4.750%	1/1/2055	10,000	10,309
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	41,480	44,542
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	2.030%	3/2/2026	8,000	8,000
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	2.030%	3/2/2026	7,030	7,030
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	2.030%	3/2/2026	9,115	9,115
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	1.910%	3/5/2026	3,990	3,990
	New Milford Borough NJ GO	2.000%	4/1/2032	270	254
[2]	Newark Board of Education GO	5.000%	7/15/2032	875	988
[2]	Newark Board of Education GO	5.000%	7/15/2033	520	584
[2]	Newark Board of Education GO	4.000%	7/15/2035	500	528
[2]	Newark Board of Education GO	4.000%	7/15/2036	475	498
[2]	Newark Board of Education GO	4.000%	7/15/2037	450	469
[2]	Newark Board of Education GO	3.000%	7/15/2038	1,350	1,260
[2]	Newark Board of Education GO	3.000%	7/15/2039	1,550	1,426
[2]	Newark Board of Education GO	3.000%	7/15/2040	3,025	2,749
[2]	Newark Board of Education GO	3.000%	7/15/2041	3,855	3,466
[2]	Newark Board of Education GO	3.000%	7/15/2042	800	711
[7]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/2032	5,500	5,989
	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	4.000%	1/1/2037	8,600	8,673
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.000%	11/15/2042	1,000	1,099
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/2052	3,920	4,214
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/2062	9,370	10,389
[1]	Newark Parking Authority Lease (Non-Terminable) Revenue (Office Facility/Office Project)	5.250%	2/1/2043	1,075	1,133
[1]	Newark Parking Authority Lease (Non-Terminable) Revenue (Office Facility/Office Project)	5.500%	2/1/2051	1,600	1,653
	North Brunswick Township Board of Education GO	3.250%	8/15/2031	395	401
	North Brunswick Township Board of Education GO	3.375%	8/15/2037	1,695	1,698
	North Brunswick Township Board of Education GO	4.000%	5/15/2045	4,600	4,657
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2037	1,485	1,766
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2038	1,000	1,190
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2039	1,100	1,310
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2040	1,100	1,298
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2041	1,000	1,168
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2042	1,045	1,206
	Ocean City NJ GO	2.250%	9/15/2032	2,370	2,251
	Ocean City NJ GO	3.000%	10/15/2037	4,380	4,277
	Ocean City NJ GO	2.000%	10/15/2038	4,380	3,681
	Ocean County NJ GO	4.375%	11/1/2041	3,405	3,665
	Passaic County Improvement Authority Charter School Aid Revenue	4.125%	7/1/2033	1,000	1,033
	Passaic County Improvement Authority Charter School Aid Revenue	4.500%	7/1/2040	1,200	1,230
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	7/1/2044	1,000	1,022
	Passaic County Improvement Authority Charter School Aid Revenue	4.750%	1/1/2045	1,060	1,032
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/2055	1,000	962
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/2060	1,700	1,594
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	4.250%	7/1/2033	520	538
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.250%	7/1/2043	1,560	1,620
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.375%	7/1/2053	1,000	1,017
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.500%	7/1/2058	2,000	2,041
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/2033	720	721
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (North Borough Haledon Project)	4.000%	12/1/2054	865	815
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/2033	110	117
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/2034	125	133
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/2036	145	145
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/2037	150	149
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/2044	755	642
	Passaic County Improvement Authority Miscellaneous Revenue (Paterson City Project)	5.000%	6/15/2035	1,200	1,236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Passaic County NJ GO	3.000%	5/1/2032	540	556
	Passaic County NJ GO	1.000%	12/1/2035	1,675	1,363
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2035	1,615	1,606
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2036	1,495	1,471
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2037	1,935	1,871
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2038	970	917
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2039	500	465
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/2041	360	397
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/2043	800	870
	Pemberton Township NJ BAN GO	4.000%	5/21/2026	4,000	4,014
	Rancocas Valley Regional High School District GO	3.000%	3/15/2039	1,300	1,270
	Rancocas Valley Regional High School District GO	3.000%	3/15/2040	1,300	1,219
	Ridgewood Bergen County NJ GO	2.000%	1/15/2042	505	393
[5]	Riverdale Borough NJ BAN GO	3.500%	3/2/2027	5,206	5,268
	Saddle Brook Township NJ GO	2.125%	2/15/2033	500	461
	Saddle Brook Township NJ GO	2.250%	2/15/2034	500	459
	Salem County NJ GO	2.000%	6/15/2028	1,150	1,126
[2]	Salem County NJ GO	3.000%	6/15/2033	270	270
	Salem County NJ GO	2.000%	6/15/2036	1,680	1,416
	Salem County NJ GO	2.000%	6/15/2037	1,835	1,505
[2]	Sayreville School District GO	4.000%	1/15/2042	2,160	2,228
	South Hackensack NJ BAN GO	3.500%	10/14/2026	1,698	1,708
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/2034	1,915	1,917
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/2039	2,910	2,913
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2028	200	215
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2028	1,140	1,226
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2029	500	551
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	500	551
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2031	500	549
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2032	500	547
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2033	500	546
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2038	1,500	1,731
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2039	2,285	2,374
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2039	1,000	1,101
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2039	2,110	2,413
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2040	2,125	2,144
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2040	3,750	4,107
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2041	3,250	3,486
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2041	1,750	1,904
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	8,975	9,336
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	2,000	2,097
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/2047	2,635	2,677
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	12,235	11,210
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	3,265	3,060
[1]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	1,305	1,223
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	5,900	6,129
[2]	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	3,650	3,824
	South Orange & Maplewood School District GO	2.000%	11/1/2031	215	203
	South Orange & Maplewood School District GO	2.000%	8/15/2032	115	108
	South Orange & Maplewood School District GO	2.000%	8/15/2034	205	185
	South Orange & Maplewood School District GO	2.250%	11/1/2037	1,120	965
	South Orange & Maplewood School District GO	3.000%	8/15/2038	1,125	1,097
	South Orange & Maplewood School District GO	2.250%	11/1/2038	1,000	843
[2]	South Orange & Maplewood School District GO	2.500%	11/1/2039	1,955	1,684
	South Orange & Maplewood School District GO	2.000%	8/15/2040	1,550	1,191
	South Orange & Maplewood School District GO	2.125%	8/15/2041	1,525	1,160
	South Orange & Maplewood School District GO	2.500%	11/1/2042	3,100	2,464
	Sussex County Municipal Utilities Authority Resource Recovery Revenue (Landfill Expansion Project)	3.000%	12/1/2041	1,100	1,003
	Tenafly School District GO	3.375%	8/1/2039	1,670	1,682
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	2,310	2,432
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,500	1,579
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	5,750	6,033
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	2,645	2,766
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	2,955	3,085
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	12,570	13,083
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2036	2,595	2,696
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	5,910	5,938
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2037	8,650	8,949
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2046	21,815	21,849
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2046	6,410	6,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/2046	1,045	1,052
	Toms River Board of Education GO	3.000%	7/15/2033	175	169
	Toms River Board of Education GO	3.000%	7/15/2036	1,815	1,679
	Toms River Board of Education GO	3.000%	7/15/2037	1,925	1,748
	Toms River Board of Education GO	3.000%	7/15/2038	750	669
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/1/2038	1,140	1,263
	Union County Improvement Authority Lease (Non-Terminable) Revenue (Union County Administration Complex Project)	4.125%	4/15/2054	2,500	2,448
	Union County Township NJ BAN GO	4.000%	4/2/2026	5,000	5,007
	Union County Township NJ BAN GO	4.000%	2/26/2027	12,000	12,198
	Union County Township NJ GO	1.000%	8/1/2032	1,094	961
	Vineland NJ GO	4.000%	11/1/2041	2,600	2,662
[2]	West Deptford Township Board of Education GO	4.250%	7/15/2044	2,200	2,239
	West Deptford Township NJ GO	3.000%	2/15/2032	640	646
	West Windsor-Plainsboro NJ Regional School District GO	2.375%	8/1/2036	3,325	3,037
	Willingboro Township NJ GO	2.125%	9/1/2033	200	183
[1]	Willingboro Township School District GO	4.125%	8/15/2043	4,075	4,193
	Woolwich Township NJ GO	3.000%	5/1/2040	1,740	1,657
	Woolwich Township NJ GO	3.000%	5/1/2041	1,740	1,626
					2,797,753
American Samoa (0.0%)
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	102
Delaware (0.7%)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2034	170	194
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2035	1,000	1,002
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2036	1,000	996
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2036	170	191
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2037	1,000	980
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2037	350	391
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2037	170	190
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2038	1,000	955
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2038	170	189
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2038	600	696
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2039	150	167
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2040	700	724
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2040	170	188
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2040	500	573
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2040	650	745
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2041	450	462
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2041	185	204
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2041	1,440	1,637
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2041	750	852
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2042	750	764
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2042	170	186
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2042	1,500	1,689
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2042	1,000	1,126
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2043	1,500	1,670
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2043	750	835
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2044	1,745	1,921
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2044	700	770
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2046	1,000	975
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2049	1,000	1,066
					22,338
Guam (0.3%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	250	281
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2040	115	129
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	120	133
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2050	4,000	4,152
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	1,665	1,749
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	200	204
	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	390	440
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,780	1,770
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	375	399
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	55	57
					9,314
New York (5.5%)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/2028	505	525
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	5,560	6,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	3,140	3,252
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2037	3,300	3,956
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	1,000	1,029
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2039	4,605	5,396
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2040	1,000	1,162
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2040	500	575
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2041	1,530	1,775
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2042	2,555	2,896
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	4,000	4,455
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2042	675	775
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	240	271
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	2,000	2,287
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2043	1,000	1,122
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	525	580
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	1,730	1,910
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2044	1,310	1,452
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2044	1,095	1,222
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	1,480	1,623
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2045	1,050	1,162
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2045	2,145	2,367
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2046	2,575	2,518
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2047	6,000	6,496
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2047	615	654
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2048	3,315	3,515
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2049	3,500	3,719
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2049	6,850	7,282
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/2049	8,000	7,579
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	11,825	12,540
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2052	5,000	5,219
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	2,000	2,130
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2053	8,000	8,364
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2054	19,105	20,076
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	5,170	5,436
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	31,745	33,323
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2055	1,200	1,292
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/15/2056	4,000	4,311
					170,266
Pennsylvania (1.4%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2033	2,250	2,326
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2033	135	146
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/2034	1,660	1,662
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2034	1,000	1,032
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2034	135	145
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2035	175	188
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2036	2,260	2,327
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2036	155	166
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2037	5,490	5,647
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2037	150	160
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2042	17,000	17,362
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2037	1,000	1,060
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2038	3,900	4,127
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2039	3,500	3,706
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2037	1,000	1,167
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	1,000	1,157
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2039	875	1,006
					43,384
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	1,647	1,685
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	2,547	2,720
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	3,663	4,068
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	680	503
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	2,708	2,771
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	2,298	2,336
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	4,633	4,639
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	4,083	3,958
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	1,080	1,152
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	5,010	5,311
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,315	2,469
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	285	298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	780	814
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	261
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	70	74
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,260	2,192
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	1,000	970
	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue	0.000%	7/1/2031	37	31
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	746	716
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	602	542
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	1,128	948
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	843	654
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	5,088	5,097
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	178	178
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	1,000	936
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	1,134	1,096
					46,419
Total Tax-Exempt Municipal Bonds (Cost $3,070,722)					3,089,576
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	4,011	2,738
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	1,525	1,056
Total Taxable Municipal Bonds (Cost $3,380)					3,794
Total Investments (99.8%) (Cost $3,074,102)					3,093,370
Other Assets and Liabilities—Net (0.2%)					6,150
Net Assets (100%)					3,099,520
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $185,623, representing 6.0% of net assets.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
6	Securities with a value of $991 have been segregated as initial margin for open futures contracts.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by bank letter of credit.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	121	25,322	28
5-Year U.S. Treasury Note	June 2026	123	13,547	41
10-Year U.S. Treasury Note	June 2026	61	6,943	32
Ultra 10-Year U.S. Treasury Note	June 2026	120	14,008	142
				243

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/22/2026	RBC	470	Buy	5-Year MMD AAA General Obligation Scale	3.460%	28	28	—
4/22/2026	MSBNA	350	Buy	5-Year MMD AAA General Obligation Scale	3.460%	21	21	—
4/23/2026	JPMC	1,230	Buy	5-Year MMD AAA General Obligation Scale	3.380%	69	69	—
4/28/2026	MSBNA	775	Buy	30-Year MMD AAA General Obligation Scale	4.700%	73	73	—
4/28/2026	JPMC	515	Buy	30-Year MMD AAA General Obligation Scale	4.700%	48	48	—
4/29/2026	RBC	773	Buy	30-Year MMD AAA General Obligation Scale	4.650%	64	64	—
5/6/2026	RBC	210	Buy	10-Year MMD AAA General Obligation Scale	3.620%	20	20	—
5/6/2026	MSBNA	195	Buy	10-Year MMD AAA General Obligation Scale	3.640%	19	19	—
5/19/2026	RBC	340	Buy	15-Year MMD AAA General Obligation Scale	4.060%	36	36	—
5/19/2026	MSBNA	312	Buy	15-Year MMD AAA General Obligation Scale	4.060%	33	33	—
8/20/2026	RBC	2,000	Buy	5-Year MMD AAA General Obligation Scale	2.790%	37	37	—
8/20/2026	MSBNA	860	Buy	5-Year MMD AAA General Obligation Scale	2.840%	18	18	—
						466	466	—
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,089,576	—	3,089,576
Taxable Municipal Bonds	—	3,794	—	3,794
Total	—	3,093,370	—	3,093,370
Derivative Financial Instruments
Assets
Futures Contracts[1]	243	—	—	243
Swap Contracts	—	466	—	466
Total	243	466	—	709
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.